Vanguard® 500 Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (8.8%)
	Meta Platforms Inc. Class A	57,226,310	32,758,629
	Alphabet Inc. Class A	153,469,765	25,452,961
	Alphabet Inc. Class C	125,822,656	21,036,290
*	Netflix Inc.	11,241,456	7,973,227
	Verizon Communications Inc.	110,261,641	4,951,850
	Walt Disney Co.	47,505,615	4,569,565
	Comcast Corp. Class A	101,194,512	4,226,895
	AT&T Inc.	187,813,288	4,131,892
	T-Mobile US Inc.	12,839,875	2,649,637
	Electronic Arts Inc.	6,298,231	903,418
*	Charter Communications Inc. Class A	2,542,852	824,087
*	Take-Two Interactive Software Inc.	4,269,078	656,200
	Omnicom Group Inc.	5,125,037	529,878
*	Warner Bros Discovery Inc.	58,443,669	482,160
*	Live Nation Entertainment Inc.	4,100,044	448,914
	Interpublic Group of Cos. Inc.	9,838,176	311,181
	News Corp. Class A	9,928,071	264,385
*	Match Group Inc.	6,756,472	255,665
	Fox Corp. Class A	5,888,320	249,253
[1]	Paramount Global Class B	15,562,362	165,272
	Fox Corp. Class B	3,452,057	133,940
	News Corp. Class B	2,923,229	81,704
			113,057,003
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	244,647,431	45,585,156
*	Tesla Inc.	72,676,422	19,014,332
	Home Depot Inc.	25,973,471	10,524,450
	McDonald's Corp.	18,790,063	5,721,762
	Lowe's Cos. Inc.	14,926,271	4,042,781
	Booking Holdings Inc.	878,068	3,698,528
	TJX Cos. Inc.	29,603,013	3,479,538
	Starbucks Corp.	29,682,407	2,893,738
	NIKE Inc. Class B	31,471,538	2,782,084
*	Chipotle Mexican Grill Inc.	35,872,126	2,066,952
*	O'Reilly Automotive Inc.	1,519,360	1,749,695
	Marriott International Inc. Class A	6,121,436	1,521,789
	Hilton Worldwide Holdings Inc.	6,455,065	1,487,893
	DR Horton Inc.	7,686,417	1,466,338
*	Airbnb Inc. Class A	11,525,355	1,461,530
*	AutoZone Inc.	447,511	1,409,678
	General Motors Co.	29,442,063	1,320,182
	Ross Stores Inc.	8,737,777	1,315,123
	Lennar Corp. Class A	6,331,408	1,187,012
	Royal Caribbean Cruises Ltd.	6,203,583	1,100,268
	Ford Motor Co.	102,272,448	1,079,997
	Yum! Brands Inc.	7,364,930	1,028,954
	eBay Inc.	12,810,874	834,116
	Tractor Supply Co.	2,825,292	821,962
*	Lululemon Athletica Inc.	3,012,146	817,346
*	NVR Inc.	80,457	789,428
	PulteGroup Inc.	5,436,595	780,315
	Garmin Ltd.	4,027,696	708,995
*	Deckers Outdoor Corp.	3,993,813	636,814
	Best Buy Co. Inc.	5,141,559	531,123
	Genuine Parts Co.	3,649,124	509,710
	Darden Restaurants Inc.	3,103,402	509,361
*	Aptiv plc	6,961,914	501,327
*	Carnival Corp.	26,460,503	488,990
*	Ulta Beauty Inc.	1,249,763	486,308

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
*	Expedia Group Inc.	3,265,571	483,370
	Las Vegas Sands Corp.	9,260,634	466,180
	Domino's Pizza Inc.	916,126	394,062
	Pool Corp.	1,002,034	377,566
*	CarMax Inc.	4,088,534	316,371
	Tapestry Inc.	6,030,155	283,297
	LKQ Corp.	6,895,915	275,285
	Hasbro Inc.	3,432,417	248,232
*	Caesars Entertainment Inc.	5,666,465	236,518
*	MGM Resorts International	6,050,264	236,505
*	Norwegian Cruise Line Holdings Ltd.	11,516,402	236,201
	Wynn Resorts Ltd.	2,449,770	234,884
*	Mohawk Industries Inc.	1,372,295	220,500
	BorgWarner Inc. (XNYS)	5,965,843	216,500
	Ralph Lauren Corp.	1,049,273	203,423
	Bath & Body Works Inc.	720	23
			128,782,492
Consumer Staples (5.9%)
	Procter & Gamble Co.	61,661,761	10,679,817
	Costco Wholesale Corp.	11,612,550	10,294,758
	Walmart Inc.	113,754,999	9,185,716
	Coca-Cola Co.	101,600,911	7,301,041
	PepsiCo Inc.	35,978,841	6,118,202
	Philip Morris International Inc.	40,725,347	4,944,057
	Mondelez International Inc. Class A	34,990,021	2,577,715
	Altria Group Inc.	44,693,644	2,281,164
	Colgate-Palmolive Co.	21,402,703	2,221,815
	Target Corp.	12,118,203	1,888,743
	Kimberly-Clark Corp.	8,821,782	1,255,163
	Kenvue Inc.	50,166,080	1,160,341
	General Mills Inc.	14,580,829	1,076,794
	Constellation Brands Inc. Class A	4,104,543	1,057,700
	Keurig Dr Pepper Inc.	27,704,027	1,038,347
	Sysco Corp.	12,881,459	1,005,527
*	Monster Beverage Corp.	18,473,861	963,781
	Kroger Co.	16,394,559	939,408
	Kraft Heinz Co.	23,105,377	811,230
	Archer-Daniels-Midland Co.	12,526,479	748,332
	Hershey Co.	3,867,953	741,796
	Church & Dwight Co. Inc.	6,412,333	671,500
	Estee Lauder Cos. Inc. Class A	6,103,884	608,496
	Kellanova	7,026,358	567,097
	McCormick & Co. Inc.	6,601,386	543,294
	Clorox Co.	3,244,303	528,529
	Dollar General Corp.	5,759,582	487,088
	Tyson Foods Inc. Class A	7,486,451	445,893
	Conagra Brands Inc.	12,548,000	408,061
*	Dollar Tree Inc.	5,293,220	372,219
	Bunge Global SA	3,710,652	358,597
	J M Smucker Co.	2,787,785	337,601
	Molson Coors Beverage Co. Class B	4,602,861	264,757
	Campbell Soup Co.	5,161,158	252,484
	Lamb Weston Holdings Inc.	3,763,081	243,622
	Hormel Foods Corp.	7,611,620	241,288
	Brown-Forman Corp. Class B	4,801,172	236,218
	Walgreens Boots Alliance Inc.	18,767,756	168,159
			75,026,350
Energy (3.3%)
	Exxon Mobil Corp.	116,380,514	13,642,124
	Chevron Corp.	44,554,413	6,561,528
	ConocoPhillips	30,418,308	3,202,439
	EOG Resources Inc.	14,894,181	1,830,942
	Schlumberger NV	37,196,090	1,560,376
	Williams Cos. Inc.	31,927,966	1,457,512
	Phillips 66	10,964,443	1,441,276
	Marathon Petroleum Corp.	8,768,943	1,428,549
	ONEOK Inc.	15,298,948	1,394,193
	Valero Energy Corp.	8,392,644	1,133,259
	Kinder Morgan Inc.	50,577,779	1,117,263

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
	Hess Corp.	7,239,762	983,160
	Baker Hughes Co.	26,021,941	940,693
	Occidental Petroleum Corp.	17,636,592	908,990
	Targa Resources Corp.	5,738,875	849,411
	Diamondback Energy Inc.	4,907,211	846,003
	Halliburton Co.	23,124,531	671,768
	Devon Energy Corp.	16,403,351	641,699
	EQT Corp.	15,559,522	570,101
	Coterra Energy Inc.	19,365,141	463,795
	Marathon Oil Corp.	14,652,768	390,203
	APA Corp.	9,687,167	236,948
			42,272,232
Financials (12.9%)
*	Berkshire Hathaway Inc. Class B	47,977,519	22,082,133
	JPMorgan Chase & Co.	74,528,418	15,715,062
	Visa Inc. Class A	43,490,749	11,957,782
	Mastercard Inc. Class A	21,610,422	10,671,226
	Bank of America Corp.	176,835,379	7,016,828
	Wells Fargo & Co.	89,168,934	5,037,153
	S&P Global Inc.	8,387,406	4,333,102
	American Express Co.	14,711,406	3,989,733
	Goldman Sachs Group Inc.	8,026,682	3,974,091
	Progressive Corp.	15,340,592	3,892,829
	BlackRock Inc.	3,647,115	3,462,972
	Morgan Stanley	32,629,834	3,401,334
	Citigroup Inc.	48,971,683	3,065,627
	Blackstone Inc.	18,860,119	2,888,050
	Marsh & McLennan Cos. Inc.	12,880,911	2,873,602
	Chubb Ltd.	9,844,271	2,838,989
*	Fiserv Inc.	15,081,749	2,709,436
	Charles Schwab Corp.	39,129,873	2,536,007
	Intercontinental Exchange Inc.	15,038,830	2,415,838
	KKR & Co. Inc.	17,664,307	2,306,605
*	PayPal Holdings Inc.	26,781,824	2,089,786
	CME Group Inc.	9,431,762	2,081,118
	Aon plc Class A (XNYS)	5,690,076	1,968,709
	Moody's Corp.	4,101,975	1,946,756
	PNC Financial Services Group Inc.	10,411,952	1,924,649
	US Bancorp	40,873,982	1,869,167
	Arthur J Gallagher & Co.	5,738,826	1,614,734
	Truist Financial Corp.	35,076,655	1,500,229
	Capital One Financial Corp.	10,002,362	1,497,654
	Aflac Inc.	13,203,796	1,476,184
	Travelers Cos. Inc.	5,970,656	1,397,850
	Bank of New York Mellon Corp.	19,331,198	1,389,140
	Allstate Corp.	6,915,979	1,311,615
	MetLife Inc.	15,409,982	1,271,015
	American International Group Inc.	16,870,519	1,235,428
	Ameriprise Financial Inc.	2,571,865	1,208,288
	MSCI Inc.	2,060,504	1,201,130
	Fidelity National Information Services Inc.	14,291,845	1,196,942
	Prudential Financial Inc.	9,351,287	1,132,441
*	Arch Capital Group Ltd.	9,809,995	1,097,542
	Discover Financial Services	6,576,731	922,650
	Hartford Financial Services Group Inc.	7,675,346	902,698
	Nasdaq Inc.	10,839,286	791,376
	Willis Towers Watson plc	2,660,042	783,462
	M&T Bank Corp.	4,374,635	779,210
	Fifth Third Bancorp	17,728,707	759,498
	State Street Corp.	7,822,125	692,023
	Brown & Brown Inc.	6,202,037	642,531
	T Rowe Price Group Inc.	5,830,834	635,153
	Raymond James Financial Inc.	4,855,257	594,575
*	Corpay Inc.	1,818,611	568,789
	Cboe Global Markets Inc.	2,741,025	561,554
	Huntington Bancshares Inc.	38,043,251	559,236
	Regions Financial Corp.	23,970,089	559,222
	Cincinnati Financial Corp.	4,092,811	557,113
	Global Payments Inc.	5,384,841	551,515

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
	Synchrony Financial	10,353,515	516,433
	Citizens Financial Group Inc.	11,743,281	482,297
	Principal Financial Group Inc.	5,581,071	479,414
	Northern Trust Corp.	5,282,019	475,540
	FactSet Research Systems Inc.	996,323	458,159
	W R Berkley Corp.	7,874,909	446,744
	Everest Group Ltd.	1,133,530	444,151
	KeyCorp.	24,312,862	407,241
	Loews Corp.	4,772,445	377,262
	Erie Indemnity Co. Class A	649,551	350,641
	Jack Henry & Associates Inc.	1,909,460	337,096
	Assurant Inc.	1,356,599	269,773
	MarketAxess Holdings Inc.	988,744	253,316
	Globe Life Inc.	2,351,995	249,100
	Invesco Ltd.	11,787,181	206,983
	Franklin Resources Inc.	8,081,051	162,833
			164,356,364
Health Care (11.6%)
	Eli Lilly & Co.	20,664,177	18,307,221
	UnitedHealth Group Inc.	24,187,193	14,141,768
	Johnson & Johnson	63,053,863	10,218,509
	AbbVie Inc.	46,266,602	9,136,729
	Merck & Co. Inc.	66,395,169	7,539,835
	Thermo Fisher Scientific Inc.	10,005,476	6,189,087
	Abbott Laboratories	45,573,785	5,195,867
	Danaher Corp.	16,838,474	4,681,433
*	Intuitive Surgical Inc.	9,291,078	4,564,428
	Amgen Inc.	14,074,585	4,534,972
	Pfizer Inc.	148,430,246	4,295,571
	Stryker Corp.	8,980,158	3,244,172
*	Boston Scientific Corp.	38,572,698	3,232,392
	Elevance Health Inc.	6,074,189	3,158,578
*	Vertex Pharmaceuticals Inc.	6,760,882	3,144,351
	Medtronic plc	33,601,965	3,025,185
*	Regeneron Pharmaceuticals Inc.	2,779,545	2,921,969
	Bristol-Myers Squibb Co.	53,104,173	2,747,610
	Gilead Sciences Inc.	32,610,988	2,734,105
	Cigna Group	7,323,227	2,537,059
	Zoetis Inc.	11,867,619	2,318,695
	CVS Health Corp.	32,950,264	2,071,913
	HCA Healthcare Inc.	4,868,025	1,978,511
	Becton Dickinson & Co.	7,570,697	1,825,295
	McKesson Corp.	3,397,018	1,679,554
	Agilent Technologies Inc.	7,642,405	1,134,744
	GE HealthCare Technologies Inc.	11,961,264	1,122,565
*	IDEXX Laboratories Inc.	2,156,264	1,089,388
*	IQVIA Holdings Inc.	4,537,732	1,075,306
*	Edwards Lifesciences Corp.	15,778,842	1,041,246
*	Centene Corp.	13,779,696	1,037,335
	Cencora Inc.	4,568,085	1,028,185
	Humana Inc.	3,153,703	998,904
	ResMed Inc.	3,848,513	939,499
*	Mettler-Toledo International Inc.	555,792	833,521
*	Biogen Inc.	3,815,282	739,554
	Cardinal Health Inc.	6,387,434	705,939
*	DexCom Inc.	10,499,425	703,881
	STERIS plc	2,583,062	626,496
*	Moderna Inc.	8,859,610	592,088
	Zimmer Biomet Holdings Inc.	5,334,487	575,858
*	Cooper Cos. Inc.	5,215,330	575,459
	West Pharmaceutical Services Inc.	1,900,079	570,328
*	Waters Corp.	1,554,780	559,550
*	Molina Healthcare Inc.	1,534,926	528,874
	Baxter International Inc.	13,362,674	507,381
*	Hologic Inc.	6,084,177	495,617
	Labcorp Holdings Inc.	2,199,284	491,496
*	Align Technology Inc.	1,839,098	467,719
	Quest Diagnostics Inc.	2,915,692	452,661
*	Insulet Corp.	1,836,494	427,444

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
	Revvity Inc.	3,230,613	412,711
	Viatris Inc.	31,262,372	362,956
	Universal Health Services Inc. Class B	1,557,402	356,661
	Bio-Techne Corp.	4,127,147	329,883
	Teleflex Inc.	1,234,085	305,214
*	Catalent Inc.	4,740,620	287,139
*	Incyte Corp.	4,186,956	276,758
*	Charles River Laboratories International Inc.	1,352,307	266,364
*	Solventum Corp.	3,619,036	252,319
*	Henry Schein Inc.	3,319,242	241,973
*	DaVita Inc.	1,208,752	198,151
*,2	ABIOMED Inc. CVR	180	—
			148,035,976
Industrials (8.5%)
	General Electric Co.	28,403,062	5,356,249
	Caterpillar Inc.	12,701,824	4,967,937
	RTX Corp.	34,843,488	4,221,637
*	Uber Technologies Inc.	55,029,113	4,135,988
	Union Pacific Corp.	15,957,052	3,933,094
	Honeywell International Inc.	17,056,745	3,525,800
	Eaton Corp. plc	10,427,771	3,456,180
	Lockheed Martin Corp.	5,556,529	3,248,125
	Automatic Data Processing Inc.	10,681,697	2,955,946
	Deere & Co.	6,713,164	2,801,605
	United Parcel Service Inc. Class B (XNYS)	19,186,375	2,615,870
*	Boeing Co.	15,331,494	2,331,000
	Trane Technologies plc	5,911,330	2,297,911
	Parker-Hannifin Corp.	3,366,807	2,127,216
	TransDigm Group Inc.	1,469,654	2,097,387
	General Dynamics Corp.	6,750,159	2,039,898
	Waste Management Inc.	9,565,949	1,985,891
	3M Co.	14,389,945	1,967,106
	Northrop Grumman Corp.	3,601,171	1,901,670
	Illinois Tool Works Inc.	7,077,137	1,854,705
	Cintas Corp.	8,974,462	1,847,662
*	GE Vernova Inc.	7,197,781	1,835,290
	Carrier Global Corp.	21,990,637	1,770,026
	CSX Corp.	50,784,756	1,753,598
	Emerson Electric Co.	15,000,497	1,640,604
	FedEx Corp.	5,903,406	1,615,644
	Norfolk Southern Corp.	5,922,474	1,471,735
	United Rentals Inc.	1,744,141	1,412,283
	Johnson Controls International plc	17,498,167	1,358,033
	PACCAR Inc.	13,731,153	1,354,990
	WW Grainger Inc.	1,163,765	1,208,931
*	Copart Inc.	22,937,019	1,201,900
	L3Harris Technologies Inc.	4,968,912	1,181,955
	Cummins Inc.	3,589,539	1,162,257
	Quanta Services Inc.	3,858,989	1,150,558
	Paychex Inc.	8,395,533	1,126,597
	Otis Worldwide Corp.	10,492,665	1,090,608
	Republic Services Inc.	5,347,496	1,073,991
	Howmet Aerospace Inc.	10,687,746	1,071,447
	Fastenal Co.	14,999,668	1,071,276
	AMETEK Inc.	6,064,548	1,041,344
	Ingersoll Rand Inc. (XYNS)	10,568,304	1,037,385
	Verisk Analytics Inc.	3,730,475	999,618
	Old Dominion Freight Line Inc.	4,938,270	980,938
	Equifax Inc.	3,240,991	952,398
	Xylem Inc.	6,361,967	859,056
	Delta Air Lines Inc.	16,797,370	853,138
	Westinghouse Air Brake Technologies Corp.	4,588,558	834,062
	Rockwell Automation Inc.	2,971,982	797,858
*	Axon Enterprise Inc.	1,879,990	751,244
	Fortive Corp.	9,176,860	724,330
	Veralto Corp.	6,468,550	723,572
	Dover Corp.	3,600,895	690,436
	Broadridge Financial Solutions Inc.	3,056,965	657,339
	Hubbell Inc.	1,406,164	602,330

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
*	Builders FirstSource Inc.	3,050,843	591,436
	Leidos Holdings Inc.	3,528,632	575,167
*	United Airlines Holdings Inc.	8,613,473	491,485
	Expeditors International of Washington Inc.	3,696,993	485,785
	Masco Corp.	5,717,035	479,888
	Southwest Airlines Co.	15,693,926	465,011
	Stanley Black & Decker Inc.	4,032,628	444,113
	Textron Inc.	4,908,104	434,760
	Jacobs Solutions Inc.	3,279,693	429,312
	IDEX Corp.	1,982,907	425,334
	Pentair plc	4,334,759	423,896
	Snap-on Inc.	1,380,035	399,810
	Nordson Corp.	1,425,077	374,268
	Rollins Inc.	7,357,980	372,167
	JB Hunt Transport Services Inc.	2,110,304	363,669
	CH Robinson Worldwide Inc.	3,071,992	339,056
	Allegion plc	2,282,185	332,606
	A O Smith Corp.	3,142,056	282,251
	Huntington Ingalls Industries Inc.	1,027,196	271,570
*,1	Dayforce Inc.	4,140,971	253,634
*	Generac Holdings Inc.	1,576,043	250,402
	Paycom Software Inc.	1,274,572	212,305
*	Amentum Holdings Inc.	3,279,693	105,770
			108,529,343
Information Technology (31.7%)
	Apple Inc.	398,131,755	92,764,699
	Microsoft Corp.	194,696,721	83,777,999
	NVIDIA Corp.	644,357,896	78,250,823
	Broadcom Inc.	121,883,218	21,024,855
	Oracle Corp.	41,867,143	7,134,161
*	Advanced Micro Devices Inc.	42,393,254	6,955,885
	Salesforce Inc.	25,382,132	6,947,343
*	Adobe Inc.	11,614,892	6,013,959
	Accenture plc Class A	16,407,644	5,799,774
	Cisco Systems Inc.	105,531,413	5,616,382
	International Business Machines Corp.	24,127,644	5,334,140
	QUALCOMM Inc.	29,180,150	4,962,084
	Texas Instruments Inc.	23,915,478	4,940,220
*	ServiceNow Inc.	5,395,704	4,825,864
	Intuit Inc.	7,322,608	4,547,340
	Applied Materials Inc.	21,687,807	4,382,021
	Micron Technology Inc.	29,044,301	3,012,184
	Analog Devices Inc.	12,997,733	2,991,688
*	Palo Alto Networks Inc.	8,481,148	2,898,856
	Lam Research Corp.	3,415,330	2,787,182
	KLA Corp.	3,521,016	2,726,710
	Intel Corp.	111,765,660	2,622,022
*	Arista Networks Inc.	6,746,825	2,589,566
	Amphenol Corp. Class A	31,544,430	2,055,435
*	Synopsys Inc.	4,013,134	2,032,211
	Motorola Solutions Inc.	4,370,483	1,965,100
*	Palantir Technologies Inc. Class A	52,451,146	1,951,183
*	Cadence Design Systems Inc.	7,171,998	1,943,827
*	Crowdstrike Holdings Inc. Class A	6,047,476	1,696,136
	NXP Semiconductors NV	6,672,629	1,601,498
	Roper Technologies Inc.	2,807,823	1,562,385
*	Autodesk Inc.	5,643,230	1,554,597
*	Fortinet Inc.	16,629,188	1,289,593
*	Fair Isaac Corp.	642,265	1,248,255
	TE Connectivity plc	7,960,011	1,201,882
	Monolithic Power Systems Inc.	1,276,913	1,180,506
	Microchip Technology Inc.	14,053,508	1,128,356
*	Gartner Inc.	2,018,373	1,022,831
	Cognizant Technology Solutions Corp. Class A	12,983,107	1,002,036
	HP Inc.	25,614,691	918,799
	Corning Inc.	20,172,708	910,798
	Dell Technologies Inc. Class C	7,492,795	888,196
*	ON Semiconductor Corp.	11,220,671	814,733
	CDW Corp.	3,499,138	791,855

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
*	ANSYS Inc.	2,288,922	729,319
*	Keysight Technologies Inc.	4,572,043	726,635
*	First Solar Inc.	2,803,842	699,390
	Hewlett Packard Enterprise Co.	34,043,283	696,526
	NetApp Inc.	5,384,258	665,010
*	Tyler Technologies Inc.	1,117,778	652,469
	Seagate Technology Holdings plc	5,498,001	602,196
*	Western Digital Corp.	8,552,521	584,052
*	GoDaddy Inc. Class A	3,692,928	578,977
	Teradyne Inc.	4,273,375	572,333
*	PTC Inc.	3,146,712	568,485
*,1	Super Micro Computer Inc.	1,318,947	549,210
*	Teledyne Technologies Inc.	1,225,460	536,335
*	Zebra Technologies Corp. Class A	1,351,032	500,314
*	VeriSign Inc.	2,199,084	417,738
	Skyworks Solutions Inc.	4,183,864	413,240
*	Enphase Energy Inc.	3,547,114	400,895
*	Akamai Technologies Inc.	3,969,299	400,701
*	Trimble Inc.	6,396,925	397,185
	Gen Digital Inc. (XNGS)	14,189,632	389,222
	Jabil Inc.	2,972,475	356,192
*	F5 Inc.	1,526,616	336,161
	Juniper Networks Inc.	8,621,634	336,071
*	EPAM Systems Inc.	1,491,757	296,904
*	Qorvo Inc.	2,484,702	256,670
*	Super Micro Computer Inc. (XNGS)	168	70
			404,328,269
Materials (2.2%)
	Linde plc	12,591,200	6,004,240
	Sherwin-Williams Co.	6,079,246	2,320,266
	Freeport-McMoRan Inc.	37,635,926	1,878,785
	Air Products and Chemicals Inc.	5,823,432	1,733,869
	Ecolab Inc.	6,633,528	1,693,739
	Newmont Corp. (XNYS)	30,055,665	1,606,475
	Corteva Inc.	18,133,307	1,066,057
	Dow Inc.	18,360,864	1,003,054
	DuPont de Nemours Inc.	10,935,703	974,480
	Nucor Corp.	6,217,048	934,671
	Vulcan Materials Co.	3,459,053	866,251
	Martin Marietta Materials Inc.	1,600,899	861,684
	PPG Industries Inc.	6,111,136	809,481
	International Flavors & Fragrances Inc.	6,696,845	702,700
	LyondellBasell Industries NV Class A	6,811,436	653,217
	Smurfit WestRock plc	12,927,316	638,868
	Ball Corp.	7,952,253	540,037
	Packaging Corp. of America	2,335,378	503,040
	Steel Dynamics Inc.	3,759,223	473,963
	Avery Dennison Corp.	2,109,031	465,590
	International Paper Co.	9,098,914	444,482
	Amcor plc	37,858,148	428,933
	CF Industries Holdings Inc.	4,725,944	405,486
	Celanese Corp.	2,860,340	388,892
	Eastman Chemical Co.	3,062,003	342,791
	Albemarle Corp.	3,078,447	291,560
	Mosaic Co.	8,346,447	223,518
	FMC Corp.	3,269,445	215,587
			28,471,716
Real Estate (2.3%)
	Prologis Inc.	24,252,535	3,062,610
	American Tower Corp.	12,234,580	2,845,274
	Equinix Inc.	2,486,836	2,207,390
	Welltower Inc.	15,161,003	1,941,063
	Public Storage	4,125,776	1,501,246
	Realty Income Corp.	22,810,601	1,446,648
	Simon Property Group Inc.	8,030,518	1,357,318
	Crown Castle Inc.	11,382,881	1,350,351
	Digital Realty Trust Inc.	8,063,851	1,304,973
	Extra Space Storage Inc.	5,550,979	1,000,231
*	CBRE Group Inc. Class A	7,889,553	982,092

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
	Iron Mountain Inc.	7,683,256	913,001
	VICI Properties Inc.	25,577,930	852,001
	AvalonBay Communities Inc.	3,720,110	837,955
*	CoStar Group Inc.	10,734,544	809,814
	Ventas Inc.	10,820,968	693,949
	SBA Communications Corp.	2,814,915	677,550
	Equity Residential	8,936,842	665,437
	Weyerhaeuser Co.	19,050,608	645,054
	Invitation Homes Inc.	14,923,215	526,193
	Essex Property Trust Inc.	1,682,285	496,981
	Mid-America Apartment Communities Inc.	3,061,286	486,438
	Alexandria Real Estate Equities Inc.	4,078,178	484,284
	Healthpeak Properties Inc.	18,434,202	421,590
	Kimco Realty Corp.	17,656,473	409,983
	UDR Inc.	7,861,954	356,461
	Camden Property Trust	2,793,050	345,025
	Host Hotels & Resorts Inc.	18,399,495	323,831
	Regency Centers Corp.	4,278,840	309,061
	BXP Inc.	3,806,149	306,243
	Federal Realty Investment Trust	1,971,732	226,690
			29,786,737
Utilities (2.5%)
	NextEra Energy Inc.	53,815,488	4,549,023
	Southern Co.	28,640,577	2,582,807
	Duke Energy Corp.	20,221,164	2,331,500
	Constellation Energy Corp.	8,190,680	2,129,741
	American Electric Power Co. Inc.	13,937,123	1,429,949
	Sempra	16,584,224	1,386,939
	Dominion Energy Inc.	21,974,431	1,269,902
	Public Service Enterprise Group Inc.	13,048,641	1,164,069
	PG&E Corp.	55,987,255	1,106,868
	Vistra Corp.	8,996,487	1,066,444
	Exelon Corp.	26,193,601	1,062,150
	Xcel Energy Inc.	14,602,359	953,534
	Consolidated Edison Inc.	9,058,851	943,298
	Edison International	10,114,990	880,914
	WEC Energy Group Inc.	8,278,852	796,260
	American Water Works Co. Inc.	5,103,882	746,392
	Entergy Corp.	5,600,164	737,038
	DTE Energy Co.	5,422,839	696,347
	PPL Corp.	19,323,917	639,235
	Eversource Energy	9,360,224	636,963
	Ameren Corp.	6,988,612	611,224
	FirstEnergy Corp.	13,427,178	595,495
	Atmos Energy Corp.	4,065,360	563,906
	CMS Energy Corp.	7,825,002	552,680
	CenterPoint Energy Inc.	17,069,013	502,170
	NRG Energy Inc.	5,406,120	492,498
	Alliant Energy Corp.	6,718,431	407,742
	NiSource Inc.	11,748,255	407,077
	Evergy Inc.	6,024,622	373,587
	AES Corp.	18,621,371	373,545
	Pinnacle West Capital Corp.	2,974,469	263,508
			32,252,805
Total Common Stocks (Cost $718,066,620)			1,274,899,287

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.014% (Cost $2,967,120)	29,671,792	2,967,179
Total Investments (100.0%) (Cost $721,033,740)			1,277,866,466
Other Assets and Liabilities—Net (0.0%)			(481,375)
Net Assets (100%)			1,277,385,091
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,441,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $22,078,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	7,046	2,048,360	9,182

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/26	BANA	62,600	(5.581)	—	(47)
Global Payments Inc.	8/29/25	BANA	131,098	(5.875)	—	(329)
Goldman Sachs Group Inc.	8/29/25	BANA	72,286	(5.825)	100	—
Goldman Sachs Group Inc.	8/29/25	BANA	49,511	(5.798)	—	(196)
Kroger Co.	1/31/25	GSI	56,190	(4.934)	991	—
VICI Properties Inc.	8/29/25	BANA	61,624	(5.875)	517	—
Visa Inc. Class A	8/29/25	BANA	68,737	(5.125)	—	(145)
					1,608	(717)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Vanguard® 500 Index Fund
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,274,899,287	—	—	1,274,899,287
Temporary Cash Investments	2,967,179	—	—	2,967,179
Total	1,277,866,466	—	—	1,277,866,466
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,182	—	—	9,182
Swap Contracts	—	1,608	—	1,608
Total	9,182	1,608	—	10,790
Liabilities
Swap Contracts	—	(717)	—	(717)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.